COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Group's facilities are leased under several lease agreements in Israel, Europe, Asia and the Americas for periods ending in 2024.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2019	$6,248
2020	5,749
2021	5,589
2022	5,930
2023 and thereafter	6,410

Total minimum lease payments *)	$29,926

*)	Minimum payments have been reduced by minimum sublease rental of $1,657 due in the future under non-cancelable subleases.

In connection with the Company's facilities lease agreement in Israel, the lessor has a lien of approximately $5,134 on certain bank deposits as of December 31, 2018. These deposits are included in short-term and restricted bank deposits.

Lease expenses for the years ended December 31, 2016, 2017 and 2018 were approximately $5,784, $6,027 and $6,260, respectively. Lease expenses for the years ended December 31, 2016, 2017 and 2018 include an offset for sublease rental of $801, $1,183 and $1,315, respectively.

b.	Inventory purchase commitments:

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory which are expected to be utilized in 2019. As of December 31, 2018, non-cancelable purchase obligations were approximately $19,487.

c.	Royalty commitment to the IIA:

Under the research and development agreements of the Company and its Israeli subsidiaries with the
IIA
and pursuant to applicable laws, the Company and its Israeli subsidiaries are required to pay royalties at the rate of 1.3%-5% on sales to end customers of products developed with funds provided by the
IIA
, up to an amount equal to 100% of the
IIA
research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to dollar deposits. The Company and its Israeli subsidiaries are obligated to repay the
IIA
for the grants received only to the extent that there are sales of the funded products.

The place of manufacturing of a product that was developed with the support of the
IIA
, or based on know-how developed with the support of the
IIA
, shall be in accordance with the Company's declaration in the application for support (including manufacturing abroad). In case the Company or any of its Israeli subsidiaries wish to transfer their manufacturing activities abroad, in addition to their statement in the application for support, they will be required to receive approval from the
IIA
research committee. The committee is entitled to increase both the royalty liability and the rate of the royalty payments. The increased repayment is calculated according to the percentage of the manufacturing activities that are intended to be carried out outside Israel, and can reach up to 300% of the original amount. When the manufacturing of the product is being done outside of Israel, the Company or any of its Israeli subsidiaries are required to pay an increased royalty rate of an additional 1%.

As of December 31, 2017 and 2018, the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of approximately $58,155 and $66,148, respectively.

As of December 31, 2017 and 2018, the Company and its Israeli subsidiaries have paid or accrued royalties to the
IIA
in the amount of $8,350 and $9,255, respectively, which were recorded in cost of revenues.

On March 27, 2016, the Company received a notification from the IIA that according to an audit conducted on their behalf, the Company owes the IIA an amount of
$999
for underpaid royalties. The Company has reviewed the findings and presented an appeal of the claims under the audit. In November 2018, the Company received final confirmation from IIA that they agree with the appeal and no additional royalties are owed by the Company.

d.	Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group agreed to pay the third parties royalties, based on sales of relevant products.

e.	Legal proceedings:

1.
In February 2018, a former employee filed a claim against the Company’s subsidiary in Brazil alleging that he is entitled to approximately $
100
as a result of the termination of his employment by the subsidiary. In June 2018, the matter was settled without admission of liability for approximately $
50
. The settlement was submitted to and approved by the court.

2.
In March 2019, a complaint for patent infringement was filed against the Company’s U.S. subsidiary.  The proceedings were served and no monetary demands were made at this stage. At this early stage, the Company cannot predict the outcome of this matter.